Schedule of prepayments, receivables and other assets (Details) - USD ($)	Dec. 31, 2025	Feb. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract asset	$ 4,871,564		$ 3,454,309	$ 6,888,954
Other financial assets (Note 13)	3,391,855	$ 3,969,000
Other receivables	88,999		89,029
Prefunding to remittances partner	11,980,454		13,829,321
Deposits	336,033		316,872
Goods and services tax/ Value-added tax recoverable	31,502		27,680
Prepayments	1,051,671		1,259,527
Airtime stock	571,432		498,728
Inventory	30,514		89,111
Current tax recoverable	242,787		297,323
Others	875,063		1,086,316
Prepayments, receivables and other assets	$ 23,471,874		$ 20,948,216